Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities:
Net income/ (loss)	$ (5,402)	$ (3,241,518)	$ 80,014
Adjustments to reconcile net income/ (loss) to net cash provided by operating activities:
Depreciation and amortization	121,193	334,155	362,587
Amortization and write-off of financing fees	61,212	21,040	24,033
Amortization income of deferred financing fees	0	0	(2,781)
Change in fair value of derivatives	0	(8,180)	(8,217)
Loss on sale of fixed assets	238	25,274	5,177
Allowance for doubtful receivables	0	0	114,613
Gain from repurchase of senior notes	0	(125,001)	(189,174)
Effect of exchange rate changes on cash	0	0	6,748
Impairment loss	1,048,828	3,776,338	414,986
Reorganization gain - principal debt discharged	(1,129,125)	0	0
Loss from issuance of shares upon restructuring	204,595	0	0
Amortization of stock based compensation	614	1,227	3,676
Changes in operating assets and liabilities:
Trade accounts receivable	127,408	119,045	(188,330)
Other current and non-current assets	(11,176)	73,038	36,027
Due to/ (from) related parties	(6,505)	7,231	(11,287)
Accounts payable and other current and non-current liabilities	(14,058)	(51,048)	19,837
Accrued liabilities	159,029	(31,478)	(56,502)
Deferred revenue	(13,483)	(136,994)	(18,395)
Net Cash Provided by Operating Activities	543,368	763,129	593,012
Cash Flows from Investing Activities:
Advances for drilling units under construction and related costs	(27,693)	(242,990)	(89,867)
Drilling units, machinery, equipment and other improvements/ upgrades	(9,301)	(97,163)	(543,976)
Proceeds/ (loss) from sale of fixed assets	198	(10,850)	300
(Increase)/ decrease in restricted cash	7,315	(41,544)	(10,174)
Net Cash Used in Investing Activities	(29,481)	(392,547)	(643,717)
Cash Flows from Financing Activities:
Proceeds from senior secured credit facility	0	0	462,000
Principal payments and repayments of long-term debt and senior notes	(496,457)	(215,279)	(61,179)
Senior Notes repurchase	0	(121,455)	(273,673)
Net proceeds from common stock issuance	0	0	192,714
Repurchase of common stock	0	(49,911)	0
Dividends paid	0	0	(50,281)
Payment of financing costs, net	0	0	(6,314)
Net Cash Provided by/(Used in) Financing Activities	(496,457)	(386,645)	263,267
Effect of exchange rate changes on cash	0	0	(6,748)
Net increase/(decrease) in cash and cash equivalents	17,430	(16,063)	205,814
Cash and cash equivalents at beginning of year	718,684	734,747	528,933
Cash and cash equivalents at end of year	736,114	718,684	734,747
Cash paid during the years for:
Interest, net of amount capitalized	60,862	254,207	256,056
Income taxes	58,901	70,983	60,687
Reorganization expenses paid	99,144	0	0
Non cash financing and investing activities:
Issuance of non-vested shares	0	0	3
Issuance of common stock under the restructuring	2,197,128	0	0
Proceeds from long-term debt	$ 450,000	$ 0	$ 0